Borrowings - Lease liabilities and maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Lease Liabilities
Current	$ 4,459	$ 3,793
Non-current	9,468	7,929
Total Lease liabilities	13,927	11,722
Commitments and contingencies
Lease liability future payments (undiscounted cash flows)	16,518
Cash flows discounting effect	(7,050)
Lease liability future payments (discounted cash flows)	9,468	$ 7,929
One to five years
Lease Liabilities
Non-current	8,389
Commitments and contingencies
Lease liability future payments (undiscounted cash flows)	14,864
Cash flows discounting effect	(6,475)
Lease liability future payments (discounted cash flows)	8,389
More than five years
Lease Liabilities
Non-current	1,079
Commitments and contingencies
Lease liability future payments (undiscounted cash flows)	1,654
Cash flows discounting effect	(575)
Lease liability future payments (discounted cash flows)	$ 1,079